Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
Note 15. Commitments and Contingencies
Leases
The Company leases manufacturing equipment under
non-cancelable
capital leases expiring at various dates through August 2023. Amortization expense for the capital lease assets was $106,000 and $13,000 for the nine months ended September 30, 2020 and September 30, 2019, respectively, and was included in depreciation expense.
The Company also leases office and manufacturing facilities under non-cancelable
operating leases expiring at various dates through September 2024. Rent expense related to operating leases was $4.2 million and $4.5 million for the nine months ended September 30, 2020 and September 30, 2019, respectively.
As of September 30, 2020, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2020	$72	$1,237
2021	278	4,952
2022	187	5,428
2023	19	3,992
2024	—	746
Thereafter	—	—

Total minimum lease payments	$556	$16,355

Less: amount representing interest	59

Long-term capital lease obligations as of September 30, 2020	$497

The Company purchases services and goods from a variety of suppliers in the ordinary course of business. Purchase obligations are defined as agreements that are enforceable and legally binding and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum, or variable price provisions, and the approximate timing of the transaction. The Company had purchase obligations primarily for purchases of inventory, research and development, and general and administrative activities totaling $4 million as of September 30, 2020, which is expected to be received within a year.
General litigation
From time to time, the Company is involved in actions, claims, suits and other proceedings in the ordinary course of business, including assertions by third parties relating to intellectual property infringement, breaches of contract or warranties or employment-related matters. When it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimate, the Company records a liability for such loss contingencies. The Company’s estimates regarding potential losses and materiality are based on the Company’s judgment and assessment of the claims utilizing currently available information. Although the Company will continue to reassess its reserves and estimates based on future developments, the Company’s objective assessment of the legal merits of such claims may not always be predictive of the outcome and actual results may vary from the Company’s current estimates.
Supplier Contract
On May 2, 2018, in order to manage manufacturer lead times and meet product forecasts, the Company committed to purchase certain components aggregating to $2.6 million. On August 14, 2020, to avoid possible losses due to technological obsolescence, the Company negotiated with the supplier a release from its obligation to purchase its components by agreeing to pay $1.1 million. The Company has recognized this amount in cost of goods sold in the condensed consolidated statement of operations for the nine months ended September 30, 2020.

Note 18. Commitments and Contingencies
Leases
The Company leases manufacturing equipment under
non-cancelable
capital leases expiring at various dates through June 2023. Amortization expense for the capital lease assets was immaterial for the years ended December 31, 2019 and December 31, 2018, respectively, and was included in depreciation expense.
The Company also leases office and manufacturing facilities under non-cancelable
operating leases expiring at various dates through June 2023. Rent expense related to operating leases was $6.0 million and $4.0 million for the years ended December 31, 2019 and December 31, 2018, respectively.
As of December 31, 2019, future minimum lease payments under all noncancelable capital and operating leases with an initial lease term in excess of one year were as follows (in thousands):

	Capital Leases	Operating Leases
2020	$216	$5,965
2021	204	6,264
2022	113	5,975
2023	4	3,992
2024	—	746
Thereafter	—	—

Total minimum lease payments	537	$22,942
Less: amount representing interest	83

Long-term capital lease obligations as of December 31, 2019	$454

Purchase Obligations
The Company purchases services and goods from a variety of suppliers in the ordinary course of business. Purchase obligations are defined as agreements that are enforceable and legally binding and that specify all significant terms, including fixed or minimum quantities to be purchased, fixed, minimum, or variable price provisions, and the approximate timing of the transaction. The Company had purchase obligations primarily for purchases of inventory, R&D, and general and administrative activities totaling $7.7 million as of December 31, 2019, which is expected to be received within a year.
General litigation
From time to time, the Company is involved in actions, claims, suits and other proceedings in the ordinary course of business, including assertions by third parties relating to intellectual property infringement, breaches of contract or warranties or employment-related matters. When it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimate, the Company records a liability for such loss contingencies. The Company’s estimates regarding potential losses and materiality are based on the Company’s judgment and assessment of the claims utilizing currently available information. Although the Company will continue to reassess its reserves and estimates based on future developments, the Company’s objective assessment of the legal merits of such claims may not always be predictive of the outcome and actual results may vary from the Company’s current estimates.
Dispute Settlement
On June 29, 2018, a lawsuit was filed against a Company employee and the Company, alleging trade secret misappropriation, breach of fiduciary duty and breach of certain agreements relating to the employee’s departure from Plaintiff and joining the Company, and sought unspecified monetary damages. On July 13, 2020, the parties agreed to settle all outstanding litigation by entering into a settlement agreement. The terms of the agreement require the Company to pay $1.5 million in tranches to the plaintiff, through October 2021. The Company has accrued this amount as settlement liability in the consolidated balance sheets as of December 31, 2018. The related expense has been recorded in General and Administrative expenses on the consolidated statement of operations.